Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Government grant revenue		$ 25,000		$ 25,000	$ 100,000	$ 45,000
Operating expenses:
Research and development	393,000	432,000	827,000	938,000	1,608,000	2,036,000
General and administrative	610,000	569,000	1,600,000	1,402,000	2,992,000	4,079,000
Total operating expenses	1,003,000	1,001,000	2,427,000	2,340,000	4,600,000	6,115,000
Loss from operations	(1,003,000)	(976,000)	(2,427,000)	(2,315,000)	(4,500,000)	(6,070,000)
Other income (expenses)
Gain (loss) on change in the fair value of related party Tasly convertible debt	(57,000)	(15,000)	(118,000)	(11,000)	(311,000)	(22,000)
Interest expense	(1,289,000)	(1,081,000)	(2,519,000)	(2,161,000)	(4,424,000)	(4,283,000)
Other income (loss)	1,000	1,000		6,000	5,000	94,000
Total other expense, net	(1,345,000)	(1,095,000)	(2,637,000)	(2,166,000)	(4,730,000)	(4,211,000)
Income tax provision
Net loss and comprehensive loss	$ (2,348,000)	$ (2,071,000)	$ (5,064,000)	$ (4,481,000)	$ (9,230,000)	$ (10,281,000)
Net loss per share, basic (in Dollars per share)	$ (0.42)	$ (0.37)	$ (0.9)	$ (0.8)	$ (1.65)	$ (1.84)
Net loss per share, diluted (in Dollars per share)	$ (0.42)	$ (0.37)	$ (0.9)	$ (0.8)	$ (1.65)	$ (1.84)
Weighted-average common shares outstanding, basic (in Shares)	5,604,651	5,601,651	5,604,651	5,601,651	5,604,651	5,600,741
Weighted-average common shares outstanding, diluted (in Shares)	5,604,651	5,601,651	5,604,651	5,601,651	5,604,651	5,600,741
Formation and operating costs				$ 15,000	$ 36,000	$ 186,000
Northview Acquisition Corporation
Operating expenses:
Loss from operations	(967,084)	(253,130)	(1,550,665)	(723,971)	(1,351,038)	(1,508,683)
Other income (expenses)
Interest income earned on cash held in Trust Account	15,159	108,520	95,084	225,184	425,416	2,248,538
Change in fair value of convertible promissory note	(1,154,729)	66,021	(1,380,059)	126,098	(7,165,953)	177,697
Change in fair value of securities purchase agreement	(170,391)		(193,878)
Change in fair value of warrant liabilities	(5,917,445)	(295,872)	(6,265,530)	(800,595)	(539,531)	701,148
Total other expense, net	(7,227,406)	(121,331)	(7,744,383)	(449,313)	(7,280,068)	3,127,383
(Loss) income before provision for income tax	(8,194,490)	(374,461)	(9,295,048)	(1,173,284)	(8,631,106)	1,618,700
Income tax provision	(2,386)	(23,026)	(21,738)	(44,480)	(80,513)	(456,790)
Net loss and comprehensive loss	$ (8,196,876)	$ (397,487)	$ (9,316,786)	$ (1,217,764)	$ (8,711,619)	$ 1,161,910
Net loss per share, basic (in Dollars per share)	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12
Net loss per share, diluted (in Dollars per share)	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12
Weighted-average common shares outstanding, basic (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750
Weighted-average common shares outstanding, diluted (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750
Formation and operating costs	$ 967,084	$ 253,130	$ 1,550,665	$ 723,971	$ 1,351,038	$ 1,508,683
Common stock subject to possible redemption | Northview Acquisition Corporation
Other income (expenses)
Basic weighted average shares outstanding, common stock subject to possible redemption (in Shares)	146,440	738,075	412,717	783,151	747,644	4,866,356
Diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	146,440	738,075	412,717	783,151	747,644	4,866,356
Basic net (loss) income per share, common stock subject to possible redemption (in Dollars per share)	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12
Diluted net (loss) income per share, common stock subject to possible redemption (in Dollars per share)	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12